Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.086	$ 0.086	$ 0.086
Preferred stock, shares authorized	750,000,000	750,000,000	750,000,000
Preferred stock, shares issued	9,076	0	395,640
Preferred stock, shares outstanding	9,076	0	395,640
Common stock, at par value	$ 0.086	$ 0.086	$ 0.086
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	11,337,109	10,956,109	4,241,028
Common stock, shares outstanding	11,337,109	10,956,109	4,241,028
Common stock issuable, shares		0	23,341